FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 33-72212


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: March 31, 2007





Item 1. Schedule of Investments.




------------------------------------------------------------------------------
                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                  March 31,2007
                                   (unaudited)

                                                                                                  Market
       Shares        Common Stocks (89.8%)                                                         Value   (a)
------------------------------------------------------------------------------------       ------------------

                     Basic Industry  (9.5%)
                     ---------------------------------------------------------------
       28,000        Allied Waste Industries, Inc.+                                              $   352,520
       16,000        Ball Corp.                                                                      733,600
        2,680        Freeport-McMoRan Copper & Gold, Inc.                                            177,389
       38,000        Knight Transportation, Inc.                                                     677,160
        8,000        Newmont Mining Corp.                                                            335,920
       16,000        SkyWest, Inc.                                                                   429,280
                                                                                           ------------------
                                                                                                   2,705,869
                                                                                           ------------------

                     Business Services (2.0%)
                     ---------------------------------------------------------------
       14,000        Insight Enterprises, Inc.+                                                      251,720
        3,000        OfficeMax, Inc.                                                                 158,220
        4,000        Viad Corp.                                                                      154,400
                                                                                           ------------------
                                                                                                     564,340
                                                                                           ------------------

                     Capital Spending (6.2%)
                     ---------------------------------------------------------------
        5,000        Dynamic Materials Corp.+                                                        163,600
       30,000        Mity Enterprises, Inc.+                                                         573,000
       17,000        Mobile Mini, Inc.+                                                              455,260
       16,000        Radyne Corp.+                                                                   145,920
       32,000        Semitool, Inc.+                                                                 416,000
                                                                                           ------------------
                                                                                                   1,753,780
                                                                                           ------------------

                     Consumer Cyclicals (0.8%)
                     ---------------------------------------------------------------
        5,000        M.D.C. Holdings, Inc.                                                           240,350
                                                                                           ------------------

                     Consumer Services (20.0%)
                     ---------------------------------------------------------------
       36,000        Coldwater Creek, Inc.+                                                          730,080
        6,000        Comcast Corp. (Special Class A)+                                                152,820
       18,000        EchoStar Communications Corp. (Class A)+                                        781,740
       16,000        International Game Technology                                                   646,080
        6,000        Las Vegas Sands Corp.+                                                          519,660
        3,000        Liberty Global, Inc. Series A+                                                   98,790
        2,000        Liberty Media Capital Series A+                                                 221,180
        7,000        Liberty Media Interactive Series A+                                             166,740
       12,000        MGM Mirage+                                                                     834,240
       14,000        PetSmart, Inc.                                                                  461,440
       16,000        Shuffle Master, Inc.+                                                           292,000
        9,000        Station Casinos, Inc.                                                           779,130
                                                                                           ------------------
                                                                                                   5,683,900
                                                                                           ------------------

                     Consumer Staples (2.3%)
                     ---------------------------------------------------------------
       18,000        Discovery Holding Co. Class A+                                                  344,340
        5,000        P.F. Chang's China Bistro, Inc.+                                                209,400
        7,000        Rocky Mountain Chocolate Factory, Inc.                                           94,710
                                                                                           ------------------
                                                                                                     648,450
                                                                                           ------------------

                     Energy (5.7%)
                     ---------------------------------------------------------------
       12,000        Bill Barrett Corp.+                                                             388,920
       14,000        Cimarex Energy Co.                                                              518,280
        8,000        Headwaters, Inc.+                                                               174,800
        6,000        Questar Corp.                                                                   535,260
                                                                                           ------------------
                                                                                                   1,617,260
                                                                                           ------------------

                     Financial (12.2%)
                     ---------------------------------------------------------------
       25,000        First State Bancorporation                                                      563,750
       25,500        Glacier Bancorp, Inc.                                                           613,020
       28,000        Janus Capital Group, Inc.                                                       585,480
        9,000        MoneyGram International, Inc.                                                   249,840
       10,000        Wells Fargo & Company                                                           344,300
       20,000        Western Union Co.                                                               439,000
        8,000        Zions Bancorporation                                                            676,160
                                                                                           ------------------
                                                                                                   3,471,550
                                                                                           ------------------

                     Health Care (16.0%)
                     ---------------------------------------------------------------
       19,000        Array BioPharma, Inc.+                                                          241,300
       22,000        Medicis Pharmaceutical Corp. (Class A)                                          678,040
       60,000        Merit Medical Systems, Inc.+                                                    753,000
       20,000        Myriad Genetics, Inc.+                                                          689,200
       24,000        NightHawk Radiology Holdings, Inc.+                                             436,560
       14,000        Providence Service Corp.+                                                       332,080
       18,000        Sonic Innovations, Inc.+                                                        152,100
       26,000        Spectranetics Corp.+                                                            278,200
        9,000        USANA Health Services, Inc.+                                                    421,830
       14,000        Ventana Medical Systems, Inc.+                                                  586,600
                                                                                           ------------------
                                                                                                   4,568,910
                                                                                           ------------------

                     Technology (13.4%)
                     ---------------------------------------------------------------
       24,000        Avnet, Inc.+                                                                    867,360
       46,000        CIBER, Inc.+                                                                    362,020
       22,000        First Data Corp.                                                                591,800
        5,000        Inter-Tel, Inc.                                                                 118,200
       14,000        JDA Software Group, Inc.+                                                       210,420
       32,000        Microchip Technology, Inc.                                                    1,136,960
       34,000        Micron Technology, Inc.+                                                        410,720
        7,000        RightNow Technologies, Inc.+                                                    114,660
                                                                                           ------------------
                                                                                                   3,812,140
                                                                                           ------------------

                     Utilities (1.7%)
                     ---------------------------------------------------------------
        2,000        Kinder Morgan, Inc.                                                             212,900
        4,000        PNM Resources, Inc.                                                             129,200
        4,000        UniSource Energy Corp.                                                          150,200
                                                                                           ------------------
                                                                                                     492,300
                                                                                           ------------------

                        Total Common Stocks  (cost $16,760,320)                                   25,558,849
                                                                                           ------------------


       Shares        Investment Companies (8.8%)
------------------------------------------------------------------------------------
      1,250,000      AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund                   1,250,000
      1,250,000      JP Morgan Liquid Assets Money Market Fund                                     1,250,000
                                                                                           ------------------
                        Total Investment companies (cost $2,500,000)                               2,500,000
                                                                                           ------------------


                     Total Investments (cost $19,260,320*)                            98.6%       28,058,849
                     Other assets less liabilities                                      1.4          385,579
                                                                                   --------------------------
                     Net Assets                                                      100.0%      $28,444,428
                                                                                   ==========================

                                                                  Percent of
                     Portfolio Distribution (unaudited)           Portfolio
                     ----------------------------------           ---------
                     Rocky Mountain Region
                     ---------------------
                     Arizona                                        24.8  %
                     Colorado                                       23.5
                     Idaho                                           5.6
                     Montana                                         4.1
                     Nevada                                         10.9
                     New Mexico                                      2.5
                     Utah                                           15.7
                                                               ------------
                                                                    87.1
                                                               ------------

                     Other Investments                               4.0
                     Investment Companies                            8.9
                                                               ------------
                                                                   100.0  %
                                                               ------------
                                                               ------------

* Cost for Federal income tax and financial reporting purposes is identical. + Non-income producing security.

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,260,320 amounted to $8,798,529, which consisted of aggregate gross unrealized appreciation of $9,116,507 and aggregate gross unrealized depreciation of $317,978.








Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	May 25, 2007